Note 24 - Provisions. Provisions for Employee Benefits. Changes Over the Period (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Provision or reversal of provisions line items
Pensions and other post employment at the beginning		€ 4,787,000,000	[1]	€ 5,407,000,000	[1]	€ 6,025,000,000
Changes In Provisions For Pensions And Similar Obligations Abstract
Charges to income for the year Provisions for Pensions and Similar Obligations Balance		330,000,000		126,000,000		391,000,000
Interest and similar expenses		65,000,000		78,000,000		71,000,000
Defined benefit plans		50,000,000		58,000,000		62,000,000
Provision Expenses		215,000,000		(10,000,000)		258,000,000
Remeasurement, Charges to equity		329,000,000		41,000,000	[2]	140,000,000
Transfers and other changes Provisions for Pensions and Similar Obligations Balance		(32,000,000)		95,000,000		(264,000,000)
Benefit Payments		(718,000,000)		(779,000,000)		(861,000,000)
Employer Contributions		(65,000,000)		(103,000,000)		(25,000,000)
Pensions and other post employment at the end	[1]	4,631,000,000		4,787,000,000		5,407,000,000
Total Member
Provision or reversal of provisions line items
Pensions and other post employment at the beginning		1,286,000,000		1,425,000,000		2,028,000,000
Changes In Provisions For Pensions And Similar Obligations Abstract
Pensions and other post employment at the end		€ 1,134,000,000		€ 1,286,000,000		€ 1,425,000,000

[1]	(3) Recorded under the heading “Provisions - Provisions for pensions and simil ar obligations” of the consolidated balance sheet (see Note 24).
[2]	(1) Correspond to actuarial losses (gains) arising from certain defined-benefit post-employment pension commitments and other similar benefits recognized in “Equity” (see Note 2.2.12).